LONG TERM DEBT	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
LONG TERM DEBT [Text Block]

10. LONG TERM DEBT

Waterton bridge loan

On March 20, 2012, we entered into a Bridge Loan facility with Waterton Global LLC for $1,500,000. The loan was to be paid within 60 days or be subject to immediate repayment from the $15,000,000 Senior Credit Facility. Security for the loan was a perfected lien and a first priority security interest in all tangible and intangible properties and assets of Gryphon Gold. The loan accrued interest at a 15% rate and included a $30,000 structuring fee, $100,000 for legal and other expenses, as well as payment of 1,500,000 Series R Warrants, each entitling the lender to purchase one common share of Gryphon Gold stock at a strike price of $0.18 per share. The Series R Warrants were issued outside of our reporting currency therefore creating a liability. The fair value of the warrants on the date of the issue was $137,291, which was calculated based on the Black-Scholes model with a risk free interest rate of 0.62%, volatility of 88.06%, 1,095 days expected term, exercise price of $0.18 and a market price of $0.17. The warrants expire on March 20, 2015.

We repaid these debentures on April 20, 2012, with the Senior Credit Facility (see below).

Convertible notes

The convertible notes (see Note 9) bear interest at 5% per annum payable monthly. Monthly payments on the notes are due the first of each month commencing June 1, 2012. All unpaid principal and accrued interest, if any, is due and payable on May 21, 2014. During the quarter ended June 30, 2012 the Company paid $106,083 in principal. The aggregate balance due on the notes as of March 31, 2012 is $1,803,417, which can be converted at a price of $0.80 until May 19, 2013 and $0.90 from May 20, 2013 to May 20, 2014.

Waterton Global Value LP – Senior Credit Facility

On April 18, 2012, the Company and its subsidiaries (“Company”) entered into a Senior Secured Gold Stream Non-Revolving Credit Facility (“Credit Facility”) with Waterton Global Value, LP (“Lender”). The Credit Facility provides for a $15 million non-revolving working capital facility. $15 million was advanced to the Company on April 19, 2012.

As part of the transaction, the Company has also entered into a gold and silver sale agreement (“Gold and Silver Supply Agreement”) with Lender, see Note 11.

Proceeds from the Credit Facility were used to retire the Company’s $1.5 million Bridge Loan with Lender entered into March 20, 2012; in addition to our C$3 million, 10% subordinated secured notes due July 28, 2012, and C$4.5 million, 10% subordinated secured notes due November 22, 2012, with residual to be used to develop the Borealis property.

On April 18, 2012, we entered into a Senior Secured Gold Stream non-revolving credit facility (the “Senior Facility”), with Waterton Global Value, LP, by its Investment Manager, Altitude Management Ltd. in the aggregate amount of $15,000,000. The full $15,000,000 was advanced to us on April 19, 2012, and we used the proceeds to pay off the Bridge Loan of $1,500,000 entered into with Waterton in March 20, 2012, as well as our C$3,000,000 10% subordinated secured notes, due in July of 2013, and our C$4,500,000 10% subordinated secured notes, due November 27, 2013. The Senior Facility loan bears interest at 5% per annum and is repayable in 12 equal monthly installments commencing in May 2013. The amount of individual monthly repayments will be based on a formula using 80% of the gold spot price as the value of the gold (or cash equivalent) to be delivered to Waterton. On each repayment date, we may pay the amount in gold to Waterton’s gold account, or, if requested by Waterton, pay the amount in cash. The loan is secured by a first priority lien on the assets of Gryphon Gold and BMC.

We paid Waterton a non-refundable structuring fee equal to 1% of the principal amount and issued Waterton 14,062,500 Series T Warrants, exercisable to acquire shares of common stock at a price of C$0.16 per share until April 18, 2015.

The fair value of the warrants issued to note holders and brokers pursuant to the Senior Facility was $1,039,566, which was calculated using Black-Scholes model with a risk free interest rate of 0.40%, volatility of 87.35%, 1,095 days expected term and an exercise and market price of C$0.16 per share. This relative fair value resulted in a discount to the notes payable and will be amortized over the 24-month term of the notes and as at June 30, 2012, $105,380 had been amortized and charged to interest expense.

The debt offering costs in connection with the Senior Facility totaled $585,091 and at June 30, 2012, $55,466 was amortized and charged to interest expense and $37,921 charged to expense related to the warrant derivative.

The Credit Facility requires the Company to comply with various financial and non-financial covenants. The financial covenants include unaudited quarterly financial statements, annual audited financial statements, proxy statements, and any material reports. Within 10 days after the end of each calendar month, the Company shall submit to Lender a written report concerning its business and activities. Pursuant to a series of guarantees, security agreements, deed of trust, and a stock pledge agreement, the senior obligations are secured by a first priority lien on the stock of the Company and the Company’s assets.

As part of the Senior Facility, we entered into a Gold and Silver Supply Agreement (see Note 11) with Waterton whereby Waterton has the right to purchase all of the gold and silver produced by BMC at the Borealis property. The Gold and Silver Supply agreement is effective from the closing date of the Senior Facility until the Borealis Property ceases operations.

As of June 30, 2012, $12.5 million was classified as long-term debt and $2.5 million as current.

11. LONG TERM DEBT

July 27, 2011 debt offering

On July 27, 2011, we closed a $3,169,514 debt offering of units at a price of $1,000 CAD per unit. The offering was led by Acumen Capital Finance Partners Limited in Canada and by Roth Capital Partners in the United States. Each unit consists of $1,000 CAD principal amount of 10% secured subordinated debentures maturing July 28, 2012 and 1,500 Series P. Each warrant entitles the holder thereof to purchase one share of common stock at a price of $0.20 USD per share until January 27, 2013. We also issued each of Acumen and Roth 112,500 Broker Warrants exercisable to acquire shares of common stock at a price per share of US$0.20, until January 27, 2013. The debentures bear interest from the date of issue at 10.0% per annum, payable quarterly on March 31, June 30, September 30, and December 31 of each year commencing on September 30, 2011. The debentures were issued under the Trust indenture, which contains customary terms, conditions and covenants. The debentures were collateralized by a pledge of shares of BMC and a general security interest in the assets of Gryphon Gold. We repaid these debentures in April 2012, with the Senior Credit Facility (see Note 15).

The fair value of the warrants issued to note holders and brokers pursuant to the July 2011 offering was $383,670, which was calculated using Black-Scholes model with a risk free interest rate of 0.30%, volatility of 86.59%, 549 days expected term and an exercise and market price of $0.20 per share. This relative fair value resulted in a discount to the notes payable and will be amortized over the twelve-month term of the notes and as at March 31, 2012, $261,737 had been amortized and charged to interest expense.

The debt offering costs in connection with the notes payable transaction closed on July 27, 2011 totaled $405,520 paid in cash and as at March 31, 2012, $246,770 was amortized and charged to interest expense.

November 22, 2011 debt offering

On November 22, 2011 we closed another $4.3 million debt offering of units. The offering was led by Acumen Capital Finance Partners Limited in Canada and by Roth Capital Partners in the United States. Each unit consists of $1,000 CAD principal amount of 10% secured subordinated debentures maturing November 23, 2012 and 750 Series Q Warrants. Each warrant entitles the holder thereof to purchase one share of common stock at a price of $0.40 USD per share until May 22, 2013. The debentures bear interest from the date of issue at 10.0% per annum, payable quarterly on March 31, June 30, and September 30. The debentures were issued under a Trust Indenture, which contains terms, conditions, covenants and restrictive covenants, including restrictive covenants that limited our ability to issue equity and debt securities. The debentures were secured by a pledge of the shares of BMC and a general security interest in our assets which was subordinate to the collateralized interest granted to holders of the debentures issued on July 27, 2011. We repaid these debentures in April 2012, with the Senior Credit Facility (see Note 15). The fair value of the warrants issued to note holders and brokers pursuant to the November 2011 offering was $308,379, which was calculated using Black-Scholes model with a risk free interest rate of 0.40%, volatility of 84.11%, 548 days expected term and an exercise and market price of $0.2794 per share. This valuation was recorded as a discount to the notes payable and will be amortized over the twelve-month term of the notes and as at March 31, 2012 $110,679 had been amortized and charged to interest expense.

The debt offering costs in connection with the notes payable transaction closed on November 22, 2011 $424,067 paid in cash as at March 31, 2012, $138,618 was amortized and charged to interest expense.

Acumen and Roth Capital were paid a cash commission of 6.5% of the gross proceeds of the July and November offerings.

Waterton bridge loan

On March 20, 2012, we entered into a Bridge Loan facility with Waterton Global LLC for $1,500,000. The loan was to be paid within 60 days or be subject to immediate repayment from the $15,000,000 Senior Credit Facility. Security for the loan was a perfected lien and a first priority security interest in all tangible and intangible properties and assets of Gryphon Gold. The loan accrued interest at a 15% rate and included a $30,000 structuring fee, $100,000 for legal and other expenses, as well as payment of 1,500,000 Series R Warrants, each entitling the lender to purchase one common share of Gryphon Gold stock at a strike price of $0.18 per share. The Series R Warrants were issued outside of our reporting currency therefore creating a liability. The fair value of the warrants, $137,291, was calculated based on the Black-Scholes model with a risk free interest rate of 0.62%, volatility of 88.06%, 1,095 days expected term, exercise price of $0.18 and a market price of $0.17. The warrants expire on March 20, 2015.

We repaid these debentures in April 2012, with the Senior Credit Facility (see Note 15).

Loss on modification of debt

In conjunction with the bridge loan, the note holders of the July and November 2011 debentures were issued an aggregate total of 14,955,308 warrants exercisable at a price of $0.16 with a term of 18 months. The fair value of the warrants issued to the note holders pursuant to the Bridge Loan facility was $912,274, which was calculated using Black-Scholes model with a risk free interest rate of 0.62%, volatility of 72.52%, 549 days expected term and an exercise price of $0.16 and market price of $0.17 per share. The note holders were issued these warrants in return for the forbearance of the debt covenants which created a substantial modification in the terms of the notes. In addition $358,413 of deferred debt offering costs and $319,634 of debt discount were included in the total loss on modification of debt which was $1,590,321 for the year ended March 31, 2012. This is captured as a loss modification of debt on our Statement of Operations.

Convertible notes

The convertible notes (see Note 10) bear interest at 5% per annum payable monthly. Monthly payments on the notes are interest only for a period of 12 months from the commencement of the construction of the mine. Subsequent to the twelve-month period, the notes are payable in monthly installments of principal and interest. All unpaid principal and accrued interest, if any, is due and payable on May 21, 2014. The aggregate balance due on the notes as of March 31, 2012 is $1,909,500.